CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY	Total JIADE LIMITED's Shareholders' Equity IPO CNY (¥)	Total JIADE LIMITED's Shareholders' Equity Over-Allotment Option CNY (¥)	Total JIADE LIMITED's Shareholders' Equity CNY (¥)	Total JIADE LIMITED's Shareholders' Equity USD ($)	Ordinary Shares IPO shares	Ordinary Shares Over-Allotment Option shares	Ordinary Shares shares	Common Stock, Issued IPO CNY (¥)	Common Stock, Issued Over-Allotment Option CNY (¥)	Common Stock, Issued CNY (¥)	Common Stock, Issued USD ($)	Common Stock, Subscribed CNY (¥)	Common Stock, Subscribed USD ($)	Additional Paid-in Capital IPO CNY (¥)	Additional Paid-in Capital Over-Allotment Option CNY (¥)	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Statutory Reserves CNY (¥)	Statutory Reserves USD ($)	Accumulated Other Comprehensive Income CNY (¥)	Accumulated Other Comprehensive Income USD ($)	Retained Earnings CNY (¥)	Retained Earnings USD ($)	Non-controlling Interests CNY (¥)	Non-controlling Interests USD ($)	IPO CNY (¥) shares	Over-Allotment Option CNY (¥) shares	CNY (¥) shares	USD ($) shares
Beginning balance, Shares at Dec. 31, 2021 | shares							22,235,471
Beginning balance, Amount at Dec. 31, 2021			¥ 146,719							¥ 1,542,964		¥ (1,542,964)						¥ 14,672				¥ 132,047		¥ 1,213				¥ 147,932
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital contribution			1,983,600													¥ 1,983,600								16,400				2,000,000
Net income for the year			5,316,277																			5,316,277		43,954				5,360,231
Statutory reserves																		531,628				(531,628)
Ending balance, Shares at Dec. 31, 2022 | shares							22,235,471
Ending balance, Amount at Dec. 31, 2022			7,446,596							1,542,964		(1,542,964)				1,983,600		546,300				4,916,696		61,567				7,508,163
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital contribution			745,484													745,484								6,164				751,648
Net income for the year			9,483,524																			9,483,524		78,408				¥ 9,561,932
Statutory reserves																		948,352				(948,352)
Ending balance, Shares at Dec. 31, 2023 | shares							22,235,471																					22,235,471	22,235,471
Ending balance, Amount at Dec. 31, 2023			17,675,604							1,542,964		(1,542,964)				2,729,084		1,494,652				13,451,868		146,139				¥ 17,821,743
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issue of ordinary shares, Shares | shares					2,000,000	300,000																				2,000,000	300,000
Issue of ordinary shares, Amount	¥ 39,564,414	¥ 7,887,371						¥ 144,380	¥ 21,726					¥ 39,420,034	¥ 7,865,645											¥ 39,564,414	¥ 7,887,371
Net income for the year			5,603,227																			5,603,227		3,555				5,606,782	$ 768,126
Statutory reserves																		560,323				(560,323)
Currency translation differences			418,491																	¥ 418,491								¥ 418,491	$ 57,333
Ending balance, Shares at Dec. 31, 2024 | shares							24,535,471																					24,535,471	24,535,471
Ending balance, Amount at Dec. 31, 2024			¥ 71,149,107	$ 9,747,385						¥ 1,709,070	$ 245,355	¥ (1,542,964)	$ (222,355)			¥ 50,014,763	$ 6,851,994	¥ 2,054,975	$ 281,530	¥ 418,491	$ 57,088	¥ 18,494,772	$ 2,533,773	¥ 149,694	$ 20,508			¥ 71,298,801	$ 9,767,893